Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Assets
Available for sale securities	$ 15,463,578	$ 11,735,387
Cash and cash equivalents	3,145,745	2,466,526
Investment income due and accrued	100,713	78,540
Reinsurance related assets	31,390	21,444
Deferred acquisition costs, net	153,792	86,053
Property, equipment and software, net	244,849	283,582
Pre-paid expenses	3,474	123,162
Other assets	48,448	7,504
Total assets	19,191,989	14,802,198
Liabilities:
Deposit-type contracts	3,398,170	1,573,988
Policyholder benefit reserves	4,220,215	2,576,964
Advance premiums	121,944	69,573
Total policy liabilities	7,740,329	4,220,525
Accounts payable and accrued expenses	66,472	85,888
Other liabilities	4,205	4,992
Total liabilities	7,811,006	4,311,405
Shareholders' Equity:
Common stock, $0.10 par value. Authorized 9,000,000 shares; issued and outstanding 5,565,943 and 5,177,245 shares as of December 31, 2016 and 2015, respectively	556,595	517,725
Outstanding warrants		15,876
Common stock subscribed		13,799
Common stock subscription receivable	0	(827,952)
Additional paid-in capital	18,017,163	17,018,285
Accumulated deficit	(7,432,236)	(6,146,463)
Accumulated other comprehensive income (loss)	239,461	(100,477)
Total shareholders' equity	11,380,983	10,490,793
Total liabilities and shareholders' equity	19,191,989	14,802,198
Fixed Maturities [Member]
Assets
Available for sale securities	10,320,074	8,131,119
Equities, Including Equity Securities and Other Equity Investments [Member]
Assets
Available for sale securities	$ 5,143,504	$ 3,604,268